WISDOMTREE TRUST

Supplement dated March 29, 2017

to the currently effective

Statutory Prospectus (the “Prospectus”)

and Statement of Additional Information (“SAI”) for the

WisdomTree U.S. Domestic Economy Fund (the “Fund”)

The following information supplements and should be read in conjunction with the Prospectus and SAI for the above-listed Fund.

The number of shares that comprise a creation unit for the Fund are hereby changed from 50,000 to 25,000. Accordingly, all references in the Prospectus and SAI to Creation Units of 50,000 shares or multiples thereof with respect to the Fund are replaced by Creation Units of 25,000 shares or multiples thereof.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-91-0317